Cover	Mar. 12, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 12, 2026
Entity File Number	001-43186
Entity Registrant Name	SUMA Acquisition Corporation
Entity Central Index Key	0002105838
Entity Tax Identification Number	98-1906937
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	6543 Las Vegas Blvd S
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	647
Local Phone Number	622-9173
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	SUMAU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SUMA
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-fifth (1/5) of one Class A ordinary share upon the consummation of the initial business combination
Title of 12(b) Security	Rights, each right entitling the holder to receive one-fifth (1/5) of one Class A
Trading Symbol	SUMAR
Security Exchange Name	NASDAQ